Goodwill	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Goodwill
17	GOODWILL

	2018	2017
	Million	Million

Cost and carrying amount:

As of January 1 and December 31	35,343	35,343

Impairment tests for goodwill

As of December 31, 2018, the goodwill of RMB35,300 million is attributable to the cash-generating units in relation to the operation in Mainland China which management currently monitors. The recoverable amount of the cash-generating unit is determined based on the VIU calculations by using the discounted cash flow method. This method considers the pre-tax cash flows of the subsidiaries (cash-generating unit) for the five years ending December 31, 2023 with subsequent transition to perpetuity. For the five years ending December 31, 2023, the average growth rate is assumed 1.5% while for the years beyond December 31, 2023, the assumed continual growth rate to perpetuity is 1%. The present value of cash flows is calculated by discounting the cash flow using pre-tax interest rates of approximately 11%. The management performed impairment test for the goodwill in relation to the operation in Mainland China and determined such goodwill was not impaired. Reasonably possible changes in key assumptions will not lead to the goodwill impairment loss.